Long-Term Debt, Excluding Current Maturities (Maturities Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-Term Debt, Excluding Current Maturities [Abstract]
First year	$ 1,480	$ 1,175
Second year	259
Third year and onwards	469
Total long-term debt	$ 2,208	$ 2,779